Investment Objectives and Goals - Simplify National Muni Bond ETF	May 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY NATIONAL MUNI BOND ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify National Muni Bond ETF’s (the “Fund” or “NMB”) seeks to maximize total return.